UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cambrian Capital L.P.

Address:   45 Coolidge Point
           Manchester, MA 01944


Form 13F File Number: 028-12248


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Karen Durante
Title:  Chief Financial Officer
Phone:  (978) 526-7010

Signature,  Place,  and  Date  of  Signing:

/s/ Karen Durante                  Manchester, MA                     11/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              56

Form 13F Information Table Value Total:  $      834,168
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12250             Ernst H. von Metzsch
----  --------------------  ----------------------------------------------------
2     028-12249             Roland A. von Metzsch
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLIED NEVADA GOLD CORP      COM            019344100   10,976   306,500 SH       DEFINED    1,2        306,500      0    0
ALPHA NATURAL RESOURCES INC  COM            02076X102   11,833   668,912 SH       DEFINED    1,2        668,912      0    0
APACHE CORP                  COM            037411105   11,900   148,300 SH       DEFINED    1,2        148,300      0    0
BARRICK GOLD CORP            COM            067901108    2,134    45,750 SH       DEFINED    1,2         45,750      0    0
BHP BILLITON LTD             SPONSORED ADR  088606108   22,935   345,200 SH       DEFINED    1,2        345,200      0    0
CAMERON INTERNATIONAL CORP   COM            13342B105   14,321   344,750 SH       DEFINED    1,2        344,750      0    0
CANADIAN NAT RES LTD         COM            136385101    7,344   250,900 SH       DEFINED    1,2        250,900      0    0
CENOVUS ENERGY INC           COM            15135U109   15,266   497,100 SH       DEFINED    1,2        497,100      0    0
CHESAPEAKE ENERGY CORP       COM            165167107    3,117   122,000 SH       DEFINED    1,2        122,000      0    0
CIMAREX ENERGY CO            COM            171798101    7,230   129,800 SH       DEFINED    1,2        129,800      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101   15,812   309,000 SH       DEFINED    1,2        309,000      0    0
CONSOL ENERGY INC            COM            20854P109   32,134   947,057 SH       DEFINED    1,2        947,057      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS   G10082140    3,234   150,550 SH       DEFINED    1,2        150,550      0    0
ENSCO PLC                    SPONSORED ADR  29358Q109    7,613   188,300 SH       DEFINED    1,2        188,300      0    0
ETFS PALLADIUM TR            SH BEN INT     26923A106    3,874    64,566 SH       DEFINED    1,2         64,566      0    0
ETFS PLATINUM TR             SH BEN INT     26922V101   11,930    79,367 SH       DEFINED    1,2         79,367      0    0
EXXON MOBIL CORP             COM            30231G102    3,461    47,650 SH       DEFINED    1,2         47,650      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857   22,194   728,856 SH       DEFINED    1,2        728,856      0    0
GOLDCORP INC NEW             COM            380956409   10,694   234,313 SH       DEFINED    1,2        234,313      0    0
GRAN TIERRA ENERGY INC       COM            38500T101   10,990 2,303,975 SH       DEFINED    1,2      2,303,975      0    0
HALLIBURTON CO               COM            406216101   31,050 1,017,350 SH       DEFINED    1,2      1,017,350      0    0
IMPERIAL OIL LTD             COM NEW        453038408    7,971   220,750 SH       DEFINED    1,2        220,750      0    0
ISHARES SILVER TRUST         ISHARES        46428Q109   11,581   400,600 SH       DEFINED    1,2        400,600      0    0
KEEGAN RES INC               COM            487275109    2,163   429,200 SH       DEFINED    1,2        429,200      0    0
MIDWAY GOLD CORP             COM            598153104    2,683 1,335,000 SH       DEFINED    1,2      1,335,000      0    0
MOSAIC CO NEW                COM            61945C103   23,212   474,000 SH       DEFINED    1,2        474,000      0    0
NATIONAL OILWELL VARCO INC   COM            637071101   31,817   621,178 SH       DEFINED    1,2        621,178      0    0
NEW GOLD INC CDA             COM            644535106    4,802   466,650 SH       DEFINED    1,2        466,650      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105   27,656   386,800 SH       DEFINED    1,2        386,800      0    0
OCEANEERING INTL INC         COM            675232102   11,160   315,800 SH       DEFINED    1,2        315,800      0    0
OIL SVC HOLDRS TR            DEPOSTRY RCPT  678002106   23,200   225,000     PUT  DEFINED    1,2        225,000      0    0
PAN AMERICAN SILVER CORP     COM            697900108    1,887    70,500 SH       DEFINED    1,2         70,500      0    0
PATTERSON UTI ENERGY INC     COM            703481101    7,074   407,968 SH       DEFINED    1,2        407,968      0    0
PEABODY ENERGY CORP          COM            704549104   17,535   517,562 SH       DEFINED    1,2        517,562      0    0
PENGROWTH ENERGY CORP        COM            70706P104    1,567   174,339 SH       DEFINED    1,2        174,339      0    0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG 71654V101   10,729   517,817 SH       DEFINED    1,2        517,817      0    0
PLATINUM GROUP METALS LTD    COM NEW        72765Q205    5,085 4,937,250 SH       DEFINED    1,2      4,937,250      0    0
POTASH CORP SASK INC         COM            73755L107    6,963   161,100 SH       DEFINED    1,2        161,100      0    0
RIO TINTO PLC                SPONSORED ADR  767204100   28,859   654,700 SH       DEFINED    1,2        654,700      0    0
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259206   23,965   389,550 SH       DEFINED    1,2        389,550      0    0
SANDRIDGE ENERGY INC         COM            80007P307    2,618   470,800 SH       DEFINED    1,2        470,800      0    0
SCHLUMBERGER LTD             COM            806857108   25,392   425,117 SH       DEFINED    1,2        425,117      0    0
SILVER WHEATON CORP          COM            828336107   20,176   685,100 SH       DEFINED    1,2        685,100      0    0
SPDR GOLD TRUST GOLD         SHS            78463V107    4,521    28,600 SH       DEFINED    1,2         28,600      0    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103  174,590 1,543,000     PUT  DEFINED    1,2      1,543,000      0    0
STATOIL ASA                  SPONSORED ADR  85771P102    6,273   291,100 SH       DEFINED    1,2        291,100      0    0
STILLWATER MNG CO            COM            86074Q102    2,398   282,100 SH       DEFINED    1,2        282,100      0    0
SUNCOR ENERGY INC NEW        COM            867224107   25,190   990,186 SH       DEFINED    1,2        990,186      0    0
TOTAL S A                    SPONSORED ADR  89151E109   12,437   283,500 SH       DEFINED    1,2        283,500      0    0
TRIANGLE PETE CORP           COM NEW        89600B201    8,240 2,295,345 SH       DEFINED    1,2      2,295,345      0    0
URANERZ ENERGY CORP          COM            91688T104      275   200,600 SH       DEFINED    1,2        200,600      0    0
VENOCO INC                   COM            92275P307    3,971   450,717 SH       DEFINED    1,2        450,717      0    0
WALTER ENERGY INC            COM            93317Q105   21,106   351,700 SH       DEFINED    1,2        351,700      0    0
WEATHERFORD INTERNATIONAL LT REG SHS        H27013103    3,251   266,239 SH       DEFINED    1,2        266,239      0    0
YAMANA GOLD INC              COM            98462Y100    4,730   346,301 SH       DEFINED    1,2        346,301      0    0
YPF SOCIEDAD ANONIMA         SPON ADR CL D  984245100    9,049   264,500 SH       DEFINED    1,2        264,500      0    0
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